UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

Corporate Bonds 45.42%				$63,600,208
(Cost $58,678,026)

		Maturity	Par value
	Rate	date		Value

Consumer Discretionary 3.21%				4,500,720

Auto Manufacturers 0.26%
Volvo Treasury AB (S)	5.950%	04/01/15	$350,000	359,322

Hotels, Restaurants & Leisure 0.20%
Seminole Indian Tribe of Florida (S)	6.535	10/01/20	315,000	285,800
Household Durables 0.36%
Whirlpool Corp.	8.600	05/01/14	225,000	262,014
Whirlpool Corp.	8.000	05/01/12	225,000	249,527

Media 2.14%
Comcast Cable Holdings LLC	9.800	02/01/12	1,000,000	1,139,377
DirecTV Holdings LLC	7.625	05/15/16	220,000	241,175
DirecTV Holdings LLC (S)	4.750	10/01/14	175,000	182,946
Grupo Televisa SA (S)	6.625	01/15/40	185,000	181,816
News America Holdings, Inc.	9.500	07/15/24	600,000	782,181
News America, Inc.	6.900	03/01/19	130,000	149,335
Time Warner Cable, Inc.	6.750	07/01/18	285,000	318,752

Specialty Retail 0.25%
Staples, Inc.	9.750	01/15/14	285,000	348,475

Consumer Staples 2.80%				3,914,685

Beverages 0.86%
Anheuser-Busch InBev Worldwide, Inc.	5.375	01/15/20	160,000	168,016
Anheuser-Busch InBev Worldwide, Inc.	4.125	01/15/15	235,000	242,119
PepsiCo, Inc.	7.900	11/01/18	230,000	287,643
SABMiller PLC (S)	6.500	07/15/18	235,000	261,561
SABMiller PLC (S)	5.500	08/15/13	230,000	248,527

Food & Staples Retailing 0.30%
CVS Caremark Corp.
(6.302% to 6-1-12 then 3 month LIBOR + 206.5 bps)	6.302	06/01/37	460,000	420,900

Food Products 0.95%
Bunge Ltd. Finance Corp.	8.500	06/15/19	135,000	157,282
Bunge Ltd. Finance Corp.	5.350	04/15/14	270,000	283,895
Kraft Foods, Inc.	6.000	02/11/13	405,000	447,130
Kraft Foods, Inc.	5.375	02/10/20	425,000	439,699

Tobacco 0.69%
Altria Group, Inc.	8.500	11/10/13	475,000	557,969
Philip Morris International, Inc.	5.650	05/16/18	370,000	399,944

Energy 3.85%				5,393,980

Energy Equipment & Services 0.32%
NGPL Pipeco LLC (S)	7.119	12/15/17	270,000	307,178
Petrobras International Finance Company	5.750	01/20/20	135,000	136,175

Oil, Gas & Consumable Fuels 3.53%
Buckeye Partners LP	5.125	07/01/17	165,000	165,220
Energy Transfer Partners LP	9.700	03/15/19	215,000	270,866
Energy Transfer Partners LP	8.500	04/15/14	230,000	269,196
Enterprise Products Operating LLC	6.650	04/15/18	565,000	626,930

2

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy (continued)
Enterprise Products Operating LLC	6.500%	01/31/19	$475,000	$527,494
Enterprise Products Operating LLC, Series G	5.600	10/15/14	385,000	419,517
Gulf South Pipeline Company LP (S)	5.750	08/15/12	230,000	245,473
Kinder Morgan Energy Partners LP	9.000	02/01/19	225,000	284,099
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	132,899
Motiva Enterprises LLC (S)	6.850	01/15/40	165,000	178,300
NuStar Logistics LP	7.650	04/15/18	220,000	251,078
ONEOK Partners LP	6.150	10/01/16	425,000	459,678
Petro-Canada	6.050	05/15/18	190,000	205,620
Petroleos Mexicanos (S)	4.875	03/15/15	310,000	315,115
Spectra Energy Capital LLC	6.200	04/15/18	185,000	201,238
Woodside Finance, Ltd. (S)	4.500	11/10/14	385,000	397,904

Financials 21.58%				30,221,966

Commercial Banks 3.72%
Allfirst Preferred Capital Trust (P)	1.751	07/15/29	205,000	134,920
Australia & New Zealand Banking Group, Ltd. (S)	5.100	01/13/20	255,000	254,397
Bank of Nova Scotia	3.400	01/22/15	280,000	285,778
Barclays Bank PLC	5.125	01/08/20	415,000	407,483
BPCE SA (S)
(12.50% to 09/30/2019 then 3 month LIBOR + 12.98%)	12.500	08/29/49	157,000	185,182
Chuo Mitsui Trust & Banking Company, Ltd. (S)
(5.506% to 04/15/2015, then 3 month LIBOR + 249 bps)	5.506	12/29/49	370,000	359,982
Credit Suisse New York	5.300	08/13/19	260,000	266,354
HSBC Capital Funding LP (S)
(9.547% to 06/30/2010 then 3 month LIBOR + 406 bps)	9.547	12/29/49	500,000	500,000
Mizuho Financial Group, Ltd.	8.375	01/29/49	175,000	175,219
Regions Financial Corp.	7.750	11/10/14	290,000	298,351
Santander Issuances SA (S)
(6.500% to 11/01/2014, then 3 month LIBOR + 392 bps)	6.500	08/11/19	700,000	740,779
Silicon Valley Bank	6.050	06/01/17	295,000	279,387
Wachovia Bank NA	5.850	02/01/37	235,000	219,103
Wachovia Bank NA, Series BKNT	6.600	01/15/38	445,000	457,181
Wells Fargo Bank NA	5.750	05/16/16	285,000	298,506
Westpac Banking Corp.	4.875	11/19/19	360,000	355,374

Consumer Finance 1.09%
American Express Credit Company, Series C	7.300	08/20/13	360,000	406,478
Capital One Financial Corp.	7.375	05/23/14	375,000	429,878
Discover Financial Services	10.250	07/15/19	375,000	443,747
SLM Corp., MTN	8.450	06/15/18	250,000	244,545

Diversified Financial Services 10.00%
American Honda Finance Corp. (S)	7.625	10/01/18	370,000	436,445
Bank of America Corp.	5.650	05/01/18	400,000	398,996
Bear Stearns Companies LLC	7.250	02/01/18	435,000	504,573
Beaver Valley Funding	9.000	06/01/17	850,000	933,003
Charles Schwab Corp.	4.950	06/01/14	220,000	236,348
Citigroup, Inc.	6.375	08/12/14	510,000	541,262
Citigroup, Inc.	6.125	11/21/17	450,000	455,195
Citigroup, Inc.	5.850	12/11/34	180,000	160,613
CME Group, Inc.	5.750	02/15/14	320,000	353,958
Crown Castle Towers LLC (S)	6.113	01/15/20	250,000	261,785
ERAC USA Finance Company (S)	6.375	10/15/17	220,000	240,847
General Electric Capital Corp.	5.625	05/01/18	510,000	524,438

3

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)
General Electric Capital Corp., MTN	6.000%	08/07/19	$210,000	$219,714
Goldman Sachs Group, Inc.	7.500	02/15/19	325,000	371,961
Goldman Sachs Group, Inc.	6.750	10/01/37	555,000	538,109
Goldman Sachs Group, Inc.	5.125	01/15/15	390,000	412,002
GTP Towers Issuer LLC (S)	4.436	02/15/15	305,000	308,841
Harley-Davidson Funding Corp. (S)	6.800	06/15/18	170,000	172,196
Harley-Davidson Funding Corp. (S)	5.750	12/15/14	165,000	171,665
Hyundai Capital Services (S)	6.000	05/05/15	270,000	287,549
Jefferies Group, Inc.	7.750	03/15/12	310,000	335,514
Jefferies Group, Inc.	6.450	06/08/27	145,000	128,456
JPMorgan Chase & Company	4.650	06/01/14	400,000	423,603
JPMorgan Chase & Company, MTN	6.000	01/15/18	510,000	552,363
JPMorgan Chase & Company, Series 1
(7.900% to 04/30/2018, then 3 month LIBOR + 347 bps)	7.900	04/29/49	315,000	325,650
Macquarie Group, Ltd. (S)	7.300	08/01/14	170,000	187,464
Macquarie Group, Ltd. (S)	6.000	01/14/20	200,000	194,012
Merrill Lynch & Company, Inc.	7.750	05/14/38	555,000	592,644
Morgan Stanley	7.300	05/13/19	315,000	348,300
Morgan Stanley, Series F	6.625	04/01/18	825,000	877,786
Northern Trust Company	6.500	08/15/18	125,000	142,227
Northern Trust Company	4.625	05/01/14	250,000	269,403
PNC Funding Corp.	4.250	09/21/15	435,000	444,366
Rabobank Nederland NV (S)
(11.000% to 06/30/2019, then 3 month LIBOR + 1086.75 bps)	11.000	06/26/49	904,000	1,145,395
TD Ameritrade Holding Corp.	5.600	12/01/19	275,000	278,388
USB Realty Corp. (S)
(6.091% to 01/15/2012, then 3 month LIBOR + 114.7 bps)	6.091	12/22/49	300,000	230,625

Insurance 3.96%
Aflac, Inc.	8.500	05/15/19	220,000	259,965
Aflac, Inc.	6.900	12/17/39	145,000	144,904
AXA SA (S)
(6.379% to 12/13/2036, then 3 month LIBOR +225.6 bps)	6.379	12/14/49	155,000	123,613
CNA Financial Corp.	7.350	11/15/19	200,000	209,277
CNA Financial Corp.	6.500	08/15/16	210,000	216,556
Horace Mann Educators Corp.	6.850	04/15/16	205,000	207,815
Liberty Mutual Group, Inc. (S)	7.500	08/15/36	520,000	495,374
Liberty Mutual Group, Inc. (S)	7.300	06/15/14	320,000	339,302
Lincoln National Corp.	8.750	07/01/19	315,000	379,803
Lincoln National Corp.
(6.050% until 04/20/2017, then 3 month LIBOR + 204 bps)	6.050	04/20/67	120,000	92,250
Massachusetts Mutual Life Insurance Company (S)	8.875	06/01/39	135,000	166,697
MetLife, Inc.	6.750	06/01/16	220,000	244,414
New York Life Insurance Company (S)	6.750	11/15/39	360,000	387,898
Progressive Corp.
(6.700% to 06/15/2017, then 3 month LIBOR +201.75 bps)	6.700	06/15/37	155,000	143,989
Prudential Financial, Inc., Series D	5.150	01/15/13	350,000	372,632
Prudential Financial, Inc., Series MTND	7.375	06/15/19	130,000	149,482
QBE Insurance Group, Ltd. (S)	9.750	03/14/14	238,000	286,084
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	385,000	414,902
Unum Group	7.125	09/30/16	245,000	261,503
UnumProvident Finance Company PLC (S)	6.850	11/15/15	380,000	406,820
W.R. Berkley Corp.	5.600	05/15/15	230,000	238,752

4

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)

Real Estate Investment Trusts 2.81%
AMB Property LP	6.625%	12/01/19	$310,000	$316,734
Boston Properties LP	5.875	10/15/19	170,000	176,411
Brandywine Operating Partnership LP	7.500	05/15/15	220,000	232,882
Dexus Property Group (S)	7.125	10/15/14	310,000	330,359
Duke Realty LP	8.250	08/15/19	315,000	345,514
Health Care REIT, Inc.	6.200	06/01/16	245,000	248,268
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	355,642
HRPT Properties Trust	6.650	01/15/18	135,000	133,310
Mack-Cali Realty Corp.	7.750	08/15/19	210,000	232,057
ProLogis	6.625	05/15/18	290,000	287,965
ProLogis	5.625	11/15/15	250,000	249,746
Simon Property Group LP	10.350	04/01/19	230,000	293,819
Simon Property Group LP	5.625	08/15/14	320,000	343,696
WEA Finance LLC (S)	6.750	09/02/19	185,000	198,352
WEA Finance LLC (S)	5.400	10/01/12	175,000	186,839

Health Care 1.90%				2,656,256

Health Care Equipment & Supplies 0.25%
Hospira, Inc.	6.050	03/30/17	320,000	347,803

Health Care Providers & Services 0.76%
CIGNA Corp.	6.375	10/15/11	410,000	438,995
Medco Health Solutions, Inc.	7.250	08/15/13	550,000	628,327

Life Sciences Tools & Services 0.28%
Life Technologies Corp.	6.000	03/01/20	230,000	237,133
Life Technologies Corp.	4.400	03/01/15	145,000	146,793

Pharmaceuticals 0.61%
Schering-Plough Corp.	6.000	09/15/17	385,000	437,519
Watson Pharmaceuticals, Inc.	6.125	08/15/19	260,000	276,173
Wyeth	5.500	03/15/13	130,000	143,513

Industrials 2.82%				3,948,707

Aerospace & Defense 0.17%
Embraer Overseas, Ltd.	6.375	01/15/20	240,000	239,700

Airlines 0.75%
Continental Airlines, Inc., Series 1991-1, Class A	6.545	02/02/19	68,846	69,018
Continental Airlines, Inc., Series 981A	6.648	09/15/17	112,230	108,863
Delta Air Lines, Inc., Series 2007-1, Class A	6.821	08/10/22	429,776	411,510
Northwest Airlines, Inc., Series 2002-1, Class G2	6.264	11/20/21	312,326	274,066
Northwest Airlines, Inc., Series 2007-1, Class A	7.027	11/01/19	206,116	183,443

Building Materials 0.20%
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	285,000	283,575

Industrial Conglomerates 0.61%
Hutchison Whampoa International, Ltd. (S)	6.500	02/13/13	243,000	268,121
Hutchison Whampoa International, Ltd. (S)	5.750	09/11/19	265,000	271,970
Textron, Inc.	5.600	12/01/17	305,000	304,242

Machinery 0.29%
Ingersoll-Rand Global Holding Company, Ltd.	6.000	08/15/13	370,000	409,019

Road & Rail 0.50%
Burlington Northern Santa Fe Corp.	5.750	03/15/18	285,000	306,206

5

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)
CSX Corp.	5.500%	08/01/13	$365,000	$397,536

Trading Companies & Distributors 0.30%
GATX Corp.	8.750	05/15/14	365,000	421,438

Information Technology 1.16%				1,617,483

Electronic Equipment, Instruments & Components 0.57%
Amphenol Corp.	4.750	11/15/14	340,000	349,484
Tyco Electronics Group SA	6.550	10/01/17	125,000	137,562
Tyco Electronics Group SA	6.000	10/01/12	280,000	303,100

IT Services 0.17%
Fiserv, Inc.	6.800	11/20/17	215,000	243,202

Office Electronics 0.42%
Xerox Corp.	8.250	05/15/14	180,000	212,010
Xerox Corp.	6.750	02/01/17	335,000	372,125

Materials 2.19%				3,071,030

Chemicals 0.31%
Incitec Pivot Finance LLC (S)	6.000	12/10/19	215,000	213,832
RPM International, Inc.	6.500	02/15/18	210,000	221,654

Construction Materials 0.21%
CRH America, Inc.	8.125	07/15/18	250,000	295,537

Metals & Mining 1.17%
Allegheny Technologies, Inc.	9.375	06/01/19	185,000	217,403
ArcelorMittal	9.850	06/01/19	365,000	459,885
Commercial Metals Company	7.350	08/15/18	170,000	178,823
Rio Tinto Alcan, Inc.	6.125	12/15/33	285,000	288,365
Rio Tinto Finance USA, Ltd.	8.950	05/01/14	230,000	279,094
Vale Overseas, Ltd.	6.875	11/10/39	205,000	208,797

Paper & Forest Products 0.50%
International Paper Company	9.375	05/15/19	255,000	318,421
International Paper Company	7.950	06/15/18	335,000	389,219

Telecommunication Services 1.65%				2,315,063

Diversified Telecommunication Services 1.30%
BellSouth Corp.	6.550	06/15/34	250,000	259,916
BellSouth Corp.	6.300	12/15/15	325,721	347,777
Qwest Corp.	7.875	09/01/11	210,000	222,075
Telecom Italia Capital SA	6.175	06/18/14	690,000	751,633
Verizon Wireless Capital LLC	7.375	11/15/13	205,000	237,962

Wireless Telecommunication Services 0.35%
America Movil SAB de CV	5.750	01/15/15	250,000	272,936
American Tower Corp.	4.625	04/01/15	215,000	222,764

Utilities 4.26%				5,960,318

Electric Utilities 2.76%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19	180,000	181,401
Aquila, Inc.	11.875	07/01/12	255,000	297,839
Commonwealth Edison Company	6.150	09/15/17	145,000	160,697
Commonwealth Edison Company	5.800	03/15/18	415,000	450,357
Delmarva Power & Light Company	6.400	12/01/13	230,000	261,236

6

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Utilities (continued)
Duke Energy Corp.	6.300%	02/01/14	$225,000	$251,118
FirstEnergy Solutions Corp.	4.800	02/15/15	235,000	245,045
FPL Energy National Wind LLC (S)	5.608	03/10/24	193,476	191,546
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	200,000	217,078
ITC Holdings Corp. (S)	5.875	09/30/16	115,000	121,610
ITC Holdings Corp. (S)	5.500	01/15/20	265,000	271,201
Monongahela Power Company (S)	7.950	12/15/13	395,000	455,825
Pepco Holdings, Inc.	6.450	08/15/12	325,000	351,161
PNPP II Funding Corp.	9.120	05/30/16	150,000	165,711
Waterford 3 Funding Corp.	8.090	01/02/17	244,762	247,985

Gas Utilities 0.25%
DCP Midstream LLC (S)	9.750	03/15/19	275,000	348,465

Multi-Utilities 1.25%
DTE Energy Company	7.625	05/15/14	565,000	650,653
PG&E Corp.	5.750	04/01/14	300,000	330,310
Sempra Energy	8.900	11/15/13	205,000	246,079
Sempra Energy	6.500	06/01/16	270,000	302,315
Teco Finance, Inc.	6.572	11/01/17	200,000	212,686

Convertible Bonds 0.50%				$692,813
(Cost $375,000)

Industrials 0.50%				692,813

Machinery 0.50%
Ingersoll-Rand Company, Ltd.	4.500	04/15/12	375,000	692,813

Collateralized Mortgage Obligations 15.28%				$21,400,098
(Cost $25,498,598)

Collateralized Mortgage Obligations 15.28%				21,400,098
American Home Mortgage Assets,
Series 2006-6, Class XP IO	2.698	12/25/46	5,347,090	233,935
Series 2007-5, Class XP IO	2.971	06/25/47	3,978,227	213,830
American Home Mortgage Investment Trust
Series 2007-1, Class GIOP IO	2.078	05/25/47	3,435,546	201,838
American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04/15/37	450,000	472,500
Series 2007-1A, Class D (S)	5.957	04/15/37	420,000	441,000
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A	4.933	07/10/45	1,500,000	1,495,991
Series 2006-3, Class A4 (P)	5.889	07/10/44	825,000	783,138
Banc of America Funding Corp.,
Series 2006-B, Class 6A1 (P)	5.827	03/20/36	440,204	305,622
Series 2007-E, Class 4A1 (P)	5.710	07/20/47	223,742	146,781
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	320,000	107,365
Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A1 (P)	0.449	08/25/36	217,781	110,617
Chaseflex Trust
Series 2005-2, Class 4A1	5.000	05/25/20	401,473	362,957

7

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A (P)	5.718%	12/25/35	$356,127	$241,957
Series 2005-5, Class 2A3	5.000	08/25/35	198,291	189,182
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4 (P)	5.886	11/15/44	870,000	834,460
Series 2005-CD1, Class C (P)	5.225	07/15/44	185,000	105,659
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.816	12/10/49	820,000	796,120
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.928	09/20/46	7,393,581	300,364
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05/25/35	472,293	355,695
Series 2004-AA5, Class B1 (P)	2.636	12/25/34	758,812	59,457
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C2, Class B (P)	5.501	05/10/40	955,000	948,010
GMAC Mortgage Corp. Loan Trust
Series 2006-AR1, Class 2A1 (P)	5.579	04/19/36	265,112	204,618
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A3 (P)	0.509	06/25/45	67,931	20,761
Series 2006-AR1, Class A2A (P)	0.599	02/25/36	491,814	147,481
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4	5.444	03/10/39	735,000	698,255
Series 2007-GG9, Class C (P)	5.554	03/10/39	230,000	60,869
Series 2007-GG9, Class F (P)	5.633	03/10/39	130,000	22,756
GSR Mortgage Loan Trust,
Series 2004-9, Class B1 (P)	3.904	08/25/34	302,848	118,283
Series 2006-AR1, Class 3A1 (P)	5.275	01/25/36	687,547	571,479
Harborview Mortgage Loan Trust,
Series 2005-11, Class X IO	2.550	08/19/45	2,421,208	98,301
Series 2005-16, Class 2A1B (P)	0.559	01/19/36	184,879	51,992
Series 2005-8, Class 1X IO	2.421	09/19/35	2,989,329	116,771
Series 2006-SB1, Class A1A (P)	1.331	12/19/36	369,200	153,308
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1	5.296	01/25/35	212,450	31,015
Series 2005-AR18, Class 1X IO	2.421	10/25/36	5,986,558	205,938
Series 2005-AR18, Class 2X IO	2.150	10/25/36	8,135,554	289,626
Series 2005-AR5, Class B1 (P)	4.114	05/25/35	285,613	9,702
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	1,000,000	898,200
Series 2005-LDP4, Class B (P)	5.129	10/15/42	1,000,000	668,646
Series 2007-CB18, Class A4 (P)	5.440	06/12/47	725,000	680,998
Series 2006-LDP7, Class A4 (P)	5.874	04/15/45	515,000	520,947
JPMorgan Mortgage Trust,
Series 2006-A7, Class 2A5 (P)	5.759	01/25/37	439,890	82,630
Series 2005-S2, Class 2A16	6.500	09/25/35	360,177	323,259
Series 2005-S3, Class 2A2	5.500	01/25/21	302,410	288,437
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3 (P)	5.866	09/15/45	735,000	699,761
Series 2006-C4, Class A4 (P)	5.882	06/15/38	620,000	620,977
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3 (P)	5.430	02/15/40	770,000	717,608

8

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	5.910%	06/12/46	$735,000	$759,098
MLCC Mortgage Investors, Inc.,
Series 2007-3, Class M1 (P)	5.922	09/25/37	194,931	90,267
Series 2007-3, Class M2 (P)	5.922	09/25/37	74,974	31,246
Series 2007-3, Class M3 (P)	5.922	09/25/37	49,983	17,509
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4 (P)	5.364	03/15/44	730,000	668,966
Series 2007-IQ15, Class A4 (P)	5.880	06/11/49	485,000	451,350
Series 2005-HQ7, Class A4 (P)	5.207	11/14/42	520,000	534,610
Series 2006-IQ12, Class E (P)	5.538	12/15/43	310,000	72,825
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	3.771	05/25/35	205,482	57,542
Residential Accredit Loans, Inc.
Series 2005-QA12, Class NB5 (P)	5.942	12/25/35	350,502	213,103
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	3.332	03/25/33	270,486	129,586
Washington Mutual, Inc.,
Series 2005-AR19, Class B1 IO	0.929	12/25/45	294,915	37,098
Series 2005-AR4 Class B1 (P)	4.547	04/25/35	960,673	249,572
Series 2006-AR4, Class 1A1B IO	1.411	05/25/46	330,105	98,021
Series 2007-0A5, Class 2XPP IO	1.221	06/25/47	20,971,041	340,779
Series 2005-6, Class 1CB	6.500	08/25/35	236,926	169,995
Series 2005-AR13, Class B1 IO	0.829	10/25/45	508,629	56,225
Series 2005-AR6, Class B1 IO	0.829	04/25/45	572,470	84,849
Series 2007-OA5, Class 1XPP IO	0.796	06/25/47	18,112,895	192,450
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR15, Class A3 (P)	5.572	10/25/36	460,481	135,911

Asset Backed Securities 2.35%				$3,290,978
(Cost $3,522,628)

Asset Backed Securities 2.35%				3,290,978
Bank of America Auto Trust ,
Series 2009-1A, Class A4 (S)	3.520	06/15/16	395,000	412,730
Bayview Financial Acquisition Trust ,
Series 2006-A, Class 2A3 (P)	0.579	02/28/41	355,351	285,768
BMW Vehicle Lease Trust ,
Series 2009-1, Class A4	3.660	08/15/13	430,000	445,651
Carrington Mortgage Loan Trust ,
Series 2006-NC4, Class A5 (P)	0.289	10/25/36	138,901	118,678
DB Master Finance LLC ,
Series 2006-1, Class-A2 (S)	5.779	06/20/31	515,000	501,486
Dominos Pizza Master Issuer LLC ,
Series 2007-1, Class A2 (S)	5.261	04/25/37	500,000	443,927
Hertz Vehicle Financing LLC ,
Series 2009-2A, Class A2 (S)	5.290	03/25/16	485,000	502,700
Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.589	11/25/35	349,349	126,065
Series 2006-2N, Class 1A2 (P)	0.569	02/25/46	4,273	902
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3	4.499	08/25/35	140,578	137,906
Series 2005-2, Class AF4	4.934	08/25/35	420,000	315,165

9

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

Preferred Stocks 0.50%				$699,411
(Cost $705,781)

			Shares	Value

Financials 0.50%				699,411

Diversified Financial Services 0.50%
Bank of America Corp., 8.625%			12,775	320,908
State Street Capital Trust IV, 1.254%			545,000	378,503

		Maturity	Par value
	Rate	date		Value

U.S. Government & Agency
Obligations 33.08%				$46,320,413
(Cost $45,908,587)

U.S. Government 10.75%				15,051,233
Treasury Inflation Protected Securities (D)
Inflation Indexed Note	1.625%	01/15/15	$418,529	439,488
U.S. Treasury Bonds	4.375	11/15/39	2,140,000	2,085,832
U.S. Treasury Notes,
Note	3.625	02/15/20	2,100,000	2,105,578
Note	2.625	07/31/14	365,000	374,325
Note	2.625	12/31/14	970,000	988,718
Note	2.375	10/31/14	505,000	510,444
Note	2.375	02/28/15	1,850,000	1,857,955
Note	2.250	01/31/15	1,185,000	1,185,370
Note	2.125	11/30/14	340,000	339,469
Note	1.375	04/15/12	3,775,000	3,815,993
Note	1.375	10/15/12	1,340,000	1,348,061

U.S. Government Agency 22.33%				31,269,180
Federal Farm Credit Bank	3.000	12/22/14	1,000,000	1,006,672
Federal Home Loan Bank	5.375	05/18/16	430,000	484,846
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf, IO	4.500	01/15/25	643,139	78,383
30 Yr Pass Thru Ctf	4.500	03/01/39	1,941,302	1,969,057
30 Yr Pass Thru Ctf, IO	6.000	10/15/39	652,148	127,968
Note	1.750	06/15/12	1,420,000	1,442,614
Federal National Mortgage Association,
15 Yr Pass Thru Ctf	4.000	01/01/24	772,040	789,622
15 Yr Pass Thru Ctf	4.000	07/01/24	3,102,419	3,173,072
15 Yr Pass Thru Ctf, IO	5.000	02/25/25	8,291,459	973,101
30 Yr Adj Rate Pass Thru Ctf	5.850	03/01/14	1,519	1,574
30 Yr Adj Rate Pass Thru Ctf	5.850	06/01/14	8,531	8,861
30 Yr Adj Rate Pass Thru Ctf	5.388	11/01/38	2,188,069	2,307,045
30 Yr Adj Rate Pass Thru Ctf	4.898	12/01/38	402,616	424,508
30 Yr Pass Thru Ctf	5.000	11/01/33	1,729,539	1,803,855
30 Yr Pass Thru Ctf, IO	5.000	06/25/39	1,965,243	368,660
30 Yr Pass Thru Ctf, IO	4.500	04/25/38	920,152	169,776
30 Yr Pass Thru Ctf, IO	4.000	08/25/27	1,060,000	181,194
Note	3.375	03/10/14	2,370,000	2,371,908
Note	2.050	01/28/13	2,520,000	2,527,772
Note	1.875	10/29/12	690,000	693,017
TBA	5.000	TBA	4,820,000	4,999,620

10

John Hancock Investment Grade Bond Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
U.S. Government Agency (continued)
Government National Mortgage Association,
15 Yr Pass Thru Ctf	7.500%	04/15/13	$13,984	$14,942
30 Yr Pass Thru Ctf	4.500	02/15/39	2,325,211	2,370,353
30 Yr Pass Thru Ctf	4.500	03/15/39	984,359	1,003,469
30 Yr Pass Thru Ctf	4.500	03/15/39	1,449,302	1,477,439
30 Yr Pass Thru Ctf	4.500	04/15/39	490,333	499,852

Short-Term Investments 5.93%				$8,300,000
(Cost $8,300,000)

		Maturity	Par value
	Yield*	date		Value
U.S. Government Agency 5.93%				8,300,000
Federal Home Loan Bank Discount Notes	0.060%	03/01/10	8,300,000	8,300,000

Total investments (Cost $142,988,620)† 103.06%				$144,303,921

Other assets and liabilities, net (3.06%)				($4,290,044)

Total net assets 100.00%				$140,013,877

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

BKNT Bank Note

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

MTN Medium-Term Note

TBA To Be Announced

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $17,683,678 or 12.64% of the Fund's net assets as of February 28, 2010.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $143,204,326. Net unrealized appreciation aggregated $1,099,595, of which $8,473,819 related to appreciated investment securities and $7,374,224 related to depreciated investment securities.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

11

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2010, by major security category or security type:

	Total Market Value	Level 1	Level 2 Significant	Level 3 Significant
	at 2/28/10	Quoted Price	Observable Inputs	Unobservable Inputs
Corporate Bonds	$63,600,208	-	$63,600,208	-
Convertible Bonds	692,813	-	692,813	-
Collateralized Mortgage
Obligations	21,400,098	-	19,206,266	$2,193,832
Asset Backed Securities	3,290,978	-	3,290,978	-
Preferred Stocks	699,411	$320,908	378,503	-
U.S. Government & Agency
Obligations	46,320,413	-	46,060,836	259,577
Short-Term Investments	8,300,000	-	8,300,000	-
Total investments in
securities	$144,303,921	$320,908	$141,529,604	$2,453,409
Other Financial
Instruments	(3,765)	(3,765)	-	-
Totals	$144,300,156	$317,143	$141,529,604	$2,453,409

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Collateralized	U.S. Government &
	Mortgage	Agency
	Obligations	Obligations	Totals
Balance as of 5/31/09	$1,819,746	-	$1,819,746
Accrued discounts/premiums	-	-	-
Realized gain (loss)	330,811	-	330,811
Change in unrealized appreciation (depreciation)	1,038,189	-	1,038,189
Net purchases (sales)	(788,113)	$259,577	(528,536)
Transfers in and/or out of Level 3	(206,801)	-	(206,801)
Balance as of 2/28/10	$2,193,832	$259,577	$2,453,409

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only

12

in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment. For more information on futures, please refer to the Fund’s prospectus, semi-annual and annual reports.

During the period ended February 28, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 28, 2010. The range of futures contracts notional amounts held by the Fund during the period ended February 28, 2010, was $0 to $5.3 million.

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
U.S. 30-Year Treasury Bond Future	6	Long	June 2010	$706,125	$8,655
U.S. 5-Year Treasury Note Future	16	Short	June 2010	(1,855,000)	(12,420)
					($3,765)

Fair value of derivative instruments by risk category
The table below summarizes the fair values of derivatives held by the Fund at February 28, 2010, by risk category:

	Financial instruments	Asset Derivatives Fair	Liability Derivatives
Risk	location	Value	Fair Value

Interest Rate Contracts	Futures	$8,655†	($12,420)†

† Reflects cumulative appreciation/depreciation on futures.

13

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q3 2/10
4/10

14

John Hancock

MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock Government Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

U.S. Government & Agency Obligations 86.73%				$344,001,488
(Cost $338,594,126)

U.S. Government 23.65%				93,819,457
Treasury Inflation Protected Securities,
Inflation Indexed Bond (D)	1.375%	01/15/20	$9,988,100	9,911,631
Inflation Indexed Note (D)	3.875	04/15/29	1,543,786	1,964,949
U.S. Treasury Bonds,
Bonds	8.750	08/15/20	4,905,000	7,057,834
Bonds	4.500	08/15/39	5,415,000	5,390,465
Bonds	3.500	02/15/39	8,000,000	6,675,000
U.S. Treasury Notes,
Note	4.250	11/15/17	6,800,000	7,290,878
Note	4.000	02/15/14	5,000,000	5,429,690
Note	3.375	11/15/19	655,000	643,588
Note	3.125	05/15/19	2,160,000	2,091,994
Note	2.625	06/30/14	3,595,000	3,690,490
Note	2.625	07/31/14	12,900,000	13,229,556
Note	2.375	02/28/15	5,850,000	5,875,155
Note	2.250	01/31/15	15,680,000	15,684,892
Note	1.750	03/31/14	3,895,000	3,875,525
Note	1.375	02/15/13	5,000,000	5,007,810

U.S. Government Agency 63.08%				250,182,031
Federal Agricultural Mortgage Corp.	5.500	07/15/11	3,005,000	3,170,993
Federal Farm Credit Bank	3.000	12/22/14	5,000,000	5,033,360
Federal Home Loan Bank	5.375	05/18/16	8,380,000	9,448,861
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	5.500	10/01/19	571,724	616,904
15 Yr Pass Thru Ctf	4.500	07/01/24	5,127,461	5,346,179
15 Yr Pass Thru Ctf, IO	4.500	01/15/25	1,897,233	231,225
30 Yr Pass Thru Ctf	4.500	04/01/39	20,086,302	20,392,305
30 Yr Pass Thru Ctf	4.500	10/15/46	8,288,041	8,554,697
30 Yr Pass Thru Ctf	4.000	06/15/39	9,192,819	9,469,017
30 Yr Pass Thru Ctf, IO	6.000	10/15/39	1,766,899	346,710
Note	2.000	11/05/12	4,000,000	4,032,328
Federal National Mortgage Association,
15 Yr Pass Thru Ctf	5.000	02/13/17	3,000,000	3,316,713
15 Yr Pass Thru Ctf	5.000	05/01/23	15,263,661	16,125,820
15 Yr Pass Thru Ctf	5.000	06/01/23	9,710,006	10,266,055
15 Yr Pass Thru Ctf (P)	4.998	04/01/48	1,254,600	1,322,819
15 Yr Pass Thru Ctf (P)	4.265	05/01/34	7,798,430	8,203,902
15 Yr Pass Thru Ctf	4.000	01/01/24	12,867,332	13,160,365
15 Yr Pass Thru Ctf	4.000	06/01/24	23,075,952	23,601,470
15 Yr Pass Thru Ctf	4.000	07/01/24	7,561,427	7,733,627
15 Yr Pass Thru Ctf	3.000	10/29/14	8,620,000	8,691,520
15 Yr Pass Thru Ctf, IO	5.000	02/25/25	22,635,829	2,656,582
30 Yr Adj Rate Pass Thru Ctf (P)	5.388	11/01/38	7,970,057	8,403,428
30 Yr Adj Rate Pass Thru Ctf (P)	4.898	12/01/38	5,964,685	6,289,014
30 Yr Pass Thru Ctf	6.500	12/25/23	5,032,000	5,580,130
30 Yr Pass Thru Ctf	5.500	06/01/37	7,331,183	7,749,289
30 Yr Pass Thru Ctf	5.000	11/01/33	10,094,008	10,527,736
30 Yr Pass Thru Ctf	5.000	TBA	27,825,000	28,861,915
30 Yr Pass Thru Ctf, IO	5.000	06/25/39	5,218,252	978,892

2

John Hancock Government Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

U.S. Government Agency (continued)
30 Yr Pass Thru Ctf, IO	4.500%	04/25/38	$2,471,678	$456,045
30 Yr Pass Thru Ctf, IO	4.000	08/25/27	2,960,000	505,975
Bond (P)	3.730	07/01/39	6,034,084	6,242,665
Government National Mortgage Association,
15 Yr Pass Thru Ctf	7.500	04/15/13	74,645	79,759
30 Yr Pass Thru Ctf	4.500	03/15/39	3,864,805	3,939,837
30 Yr Pass Thru Ctf	4.500	06/20/39	8,504,673	8,845,894

Corporate Bonds 0.92%				$3,655,913
(Cost $3,593,358)

Diversified Financial Services 0.92%				3,655,913
Crown Castle Towers LLC (S)	6.113	01/15/20	685,000	717,291
GTP Towers Issuer LLC (S)	4.436	02/15/15	910,000	921,492
Private Export Funding Corp.	3.050	10/15/14	2,000,000	2,017,130

Collateralized Mortgage Obligations 7.16%				$28,396,279
(Cost $28,065,289)

American Home Mortgage Assets,
Series 2007-5, Class XP IO	2.971	06/25/47	12,138,181	652,427
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	2.079	05/25/47	10,083,389	592,399
American Tower Trust,
Series 2007-1A, Class C (S)	5.615	04/15/37	1,365,000	1,433,250
Banc of America Funding Corp.,
Series 2007-E, Class 4A1 (P)	5.710	07/20/47	692,202	454,103
Bear Stearns Mortgage Funding Trust,
Series 2006-AR1, Class 2A1 (P)	0.448	08/25/36	706,316	358,757
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD5, Class A4 (P)	5.886	11/15/44	2,375,000	2,277,979
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4 (P)	5.816	12/10/49	2,245,000	2,179,621
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2005-AR1, Class X2	2.177	03/19/45	11,011,070	461,364
First Horizon Alternative Mortgage Securities,
Series 2006-RE1, Class A1	5.500	05/25/35	1,566,337	1,179,648
Greenpoint Mortgage Funding Trust,
Series 2005-AR1, Class A3 (P)	0.508	06/25/45	204,693	62,559
Series 2005-AR4, Class 4A2 (P)	0.588	10/25/45	935,314	245,059
Series 2006-AR1, Class A2A (P)	0.598	02/25/36	1,487,388	446,026
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4	5.444	03/10/39	2,094,000	1,989,315
Harborview Mortgage Loan Trust,
Series 2005-11, Class X IO	2.550	08/19/45	6,975,690	283,213
Series 2005-16, Class 2A1B (P)	0.559	01/19/36	559,172	157,252
Series 2006-SB1, Class A1A (P)	1.331	12/19/36	1,116,123	463,462
IndyMac Index Mortgage Loan Trust,
Series 2005-AR18, Class 1X IO	Zero	10/25/36	18,931,431	651,241
Series 2005-AR18, Class 2X IO	Zero	10/25/36	19,143,544	681,510
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	1,878,616

3

John Hancock Government Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Series 2006-LDP7, Class A4 (P)	5.874%	04/15/45	$1,435,000	$1,451,572
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3 (P)	5.866	09/15/45	2,060,000	1,961,235
Series 2006-C4, Class A4 (P)	5.882	06/15/38	1,720,000	1,722,710
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3	5.430	02/15/40	2,125,000	1,980,412
Morgan Stanley Capital I,
Series 2007-IQ13, Class A4	5.364	03/15/44	2,025,000	1,855,692
Series 2007-IQ15, Class A4 (P)	5.880	06/11/49	1,285,000	1,195,844
Washington Mutual, Inc.,
Series 2006-AR4, Class 1A1B IO	1.410	05/25/46	1,026,325	304,756
Series 2007-0A5, Class 2XPP IO	1.221	06/25/47	64,786,573	1,052,782
Series 2005-AR13, Class B1 IO	0.828	10/25/45	1,543,426	170,614
Series 2005-AR6, Class B1 IO	0.828	04/25/45	1,706,036	252,861

Asset Backed Securities 2.57%				$10,193,951
(Cost $11,389,273)

Bank of America Auto Trust (S),
Series 2009-1A, Class A4	3.520	06/15/16	1,290,000	1,347,902
Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3 (P)	0.580	02/28/41	1,001,445	805,345
BMW Vehicle Lease Trust,
Series 2009-1, Class A4	3.660	08/15/13	2,000,000	2,072,797
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.289	10/25/36	456,122	389,712
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2 (P)	0.409	06/25/36	1,866,818	1,560,406
Dominos Pizza Master Issuer LLC (S),
Series 2007-1, Class A2	5.261	04/25/37	1,600,000	1,420,566
Hertz Vehicle Financing LLC (S),
Series 2009-2A, Class A2	5.290	03/25/16	1,380,000	1,430,362
Lehman XS Trust,
Series 2005-5N, Class 3A2 (P)	0.588	11/25/35	1,145,289	413,286
Series 2005-7N, Class 1A1B (P)	0.528	12/25/35	737,704	232,263
Series 2006-2N, Class 1A2 (P)	0.568	02/25/46	2,469,346	521,312

		Maturity
	Yield*	date	Par value	Value

Short-Term Investments 9.51%				$37,737,000
(Cost $37,737,000)

Short-Term Securities 9.33%				37,000,000
Federal Home Loan Bank Discount Notes	0.060%	03/01/10	37,000,000	37,000,000
			Par value	Value

Repurchase Agreement 0.18%				737,000
Repurchase Agreement with State Street Corp. dated 2-26-10 at
0.01% to be repurchased at $737,001 on 3-1-10, collateralized by $745,000 Federal Home Loan Bank, 0.93% due 3-30-10
(valued at $752,450, including interest)			737,000	737,000

4

John Hancock Government Income Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

Total investments (Cost $419,379,046)† 106.89%	$423,984,631

Other assets and liabilities, net (6.89%)	($27,327,532)

Total net assets 100.00%	$396,657,099

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

(D) Principal amount of security is adjusted for inflation.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $419,501,458. Net unrealized appreciation aggregated $4,483,173, of which $10,938,192 related to appreciated investment securities and $6,455,019 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
Investment in Securities	02/28/10	Price	Inputs	Inputs
U.S. Government & Agency Obligations	$344,001,488	—	$343,264,288	$737,200
Corporate Bonds	3,655,913	—	3,655,913	—
Collateralized Mortgage Obligations	28,396,279	—	24,021,343	4,374,936
Asset Backed Securities	10,193,951	—	10,193,951	—
Short-Term Investments	37,737,000	—	37,737,000	—
Total investments in securities	$423,984,631	—	$418,872,495	$5,112,136
Other Financial Instruments	(60,000)	($60,000)	—	—
Totals	$423,924,631	($60,000)	$418,872,495	$5,112,136

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S.
	Government &	Collateralized
	Agency	Mortgage
	Obligation	Obligations	Totals
Balance as of 5-31-09	$9,234,844	$2,916,190	$12,151,034
Accrued discounts/ Premiums	-	-	-
Realized gain (loss)	-	311,008	311,008
Change in unrealized gain (loss)	-	1,965,255	1,965,255
Net purchases (sales)	(8,497,644)	(301,062)	(8,798,706)
Net transfers in and/out of Level 3	-	(516,455)	(516,455)
Balance as of 02-28-10	$737,200	$4,374,936	$5,112,136

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

6

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Derivative instruments

Futures. A future is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

During the period ended February 28, 2010, the Fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at February 28, 2010. Futures contracts (USD notional amounts) ranged from approximately $11.7 million to $13.2 million for the period ended February 28, 2010.

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
U.S. Treasury 30-Year Bond
Futures	20	Long	Jun 2010	$2,353,750	$28,850
U.S. Treasury 10-Year Note
Futures	37	Short	Jun 2010	(4,346,922)	(46,932)
U.S. Treasury 5-Year Note
Futures	54	Short	Jun 2010	(6,260,625)	(41,918)
Total					($60,000)

Fair value of derivative instruments by risk category

The table below summarizes the fair values of derivatives held by the Fund at February 28, 2010, by risk category:

	Financial Instruments	Asset Derivatives	Liability Derivatives
	Location	Fair Value	Fair Value
Interest rate contracts	Futures	$28,850†	($88,850)†

Reflects cumulative appreciation/depreciation on futures.

For more information on regarding the Fund’s use of derivatives, please refer to the Fund’s prospectus, semi-annual and annual reports.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.
8
560Q3 2/10
4/10

John Hancock
MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2010

1

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 49.83%				$479,591,918
(Cost $658,621,807)

Consumer Discretionary 29.25%				281,567,420

Auto Components 6.35%
Allison Transmission, Inc. (S)	11.000%	11/01/15	$15,505,000	$16,086,437
Allison Transmission, Inc., PIK (S)	11.250	11/01/15	27,549,400	28,513,629
Exide Technologies, Series B	10.500	03/15/13	16,956,000	16,489,710

Hotels, Restaurants & Leisure 7.94%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	22,920,000	243,525
Fontainebleau Las Vegas Holdings LLC (H)	12.500	06/01/22	14,575,170	0
Greektown Holdings LLC (H)(S)	10.750	12/01/13	24,429,000	1,465,740
Harrah's Operating Company, Inc.	3.249	01/28/15	3,310,000	2,689,375
Indianapolis Downs LLC & Capital Corp., PIK (S)	15.500	11/01/13	674,235	242,725
Little Traverse Bay Bands of Odawa Indians (H)(S)	10.250	02/15/14	9,635,000	2,432,837
Majestic Holdco LLC (H)(S)	12.500	10/15/11	10,000,000	100,000
Majestic Star Casino LLC (H)	9.750	01/15/11	8,675,000	1,301,250
Majestic Star Casino LLC (H)	9.500	10/15/10	26,967,000	17,831,929
Marquee Holdings, Inc.	12.000	08/15/14	2,795,000	2,354,787
Mashantucket Western Pequot Tribe (S)	5.912	09/01/21	1,470,000	911,488
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	25,430,000	6,611,800
MGM Mirage, Inc. (S)	11.125	11/15/17	1,575,000	1,701,000
Mohegan Tribal Gaming Authority (S)	11.500	11/01/17	1,265,000	1,315,600
Mohegan Tribal Gaming Authority	7.125	08/15/14	5,520,000	4,084,800
MTR Gaming Group, Inc. (S)	12.625	07/15/14	13,570,000	13,095,050
MTR Gaming Group, Inc., Series B	9.000	06/01/12	24,560,000	19,402,400
Silver Slipper Casino	7.000	11/30/10	659,926	599,638
Trump Entertainment Resorts, Inc. (H)	8.500	06/01/15	29,340,000	29,340

Internet & Catalog Retail 0.09%
Netflix, Inc.	8.500	11/15/17	835,000	874,662

Media 14.87%
Adelphia Communications Corp. (I)	10.250	11/01/49	2,990,000	37,674
Adelphia Communications Corp. (I)	9.875	03/01/49	5,985,000	75,411
Canadian Satellite Radio Holdings, Inc.	12.750	02/15/14	15,100,000	9,060,000
Canadian Satellite Radio Holdings, Inc.	8.000	02/14/16	952,926	335,153
Canadian Satellite Radio Holdings, Inc.	0.180	09/14/14	837,775	550,628
Canadian Satellite Radio Holdings, Inc. (CAD) (D)	8.000	09/10/14	6,400,000	3,041,247
CCH II LLC (S)	13.500	11/30/16	17,765,867	20,808,272
Clear Channel Communications, Inc., PIK	11.000	02/14/16	26,399,931	17,951,953
Sirius XM Radio, Inc.	9.625	08/01/13	17,730,000	17,951,625
SuperMedia, Inc. (I)	8.000	11/15/16	68,145,000	1,192,538
Vertis, Inc., PIK	13.500	04/01/14	3,197,461	1,231,022
Vertis, Inc., Series A, PIK	18.500	10/01/12	1,630,000	1,467,000
XM Satellite Radio, Inc. (S)	13.000	08/01/13	34,100,000	37,339,500
XM Satellite Radio, Inc. (S)	7.000	12/01/14	33,495,000	32,054,715
Young Broadcasting, Inc. (H)	10.000	03/01/11	13,280,000	92,960

Consumer Staples 0.89%				8,560,061

Food Products 0.15%
FAGE Dairy Industry SA (S)	9.875	02/01/20	1,535,000	1,450,645

Tobacco 0.74%
North Atlantic Holding Company, Inc.	12.250	03/01/14	1,300,000	481,000
North Atlantic Trading Company (S)	10.000	03/01/12	8,390,400	6,628,416

2

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy 0.35%				$3,383,882

Oil, Gas & Consumable Fuels 0.35%
Dominion Petroleum Acquisitions	8.500%	10/01/11	$3,389,234	3,383,882

Financials 1.16%				11,209,529

Diversified Financial Services 0.07%
FDR Management LLC	15.000	05/31/12	703,676	667,498

Insurance 0.06%
MBIA Insurance Corp. (14.00% to 1-1-13 then 3 month
LIBOR + 11.26 bps) (S)	14.000	01/15/33	1,325,000	622,750

Real Estate Management & Development 1.03%
Realogy Corp.	12.375	04/15/15	2,355,000	1,613,175
Realogy Corp.	10.500	04/15/14	1,440,000	1,202,400
Realogy Corp., PIK	11.000	04/15/14	8,663,056	7,103,706

Industrials 5.61%				54,029,527

Aerospace & Defense 0.11%
Sequa Corp. (S)	11.750	12/01/15	1,035,000	1,014,300

Airlines 3.01%
Alaska Airlines, Inc., Series A	9.500	04/12/10	1,033,035	1,012,374
Alaska Airlines, Inc., Series D	9.500	04/12/12	2,677,705	2,503,655
American Airlines, Inc. (S)	10.320	07/30/14	4,540,875	3,746,222
American Airlines, Inc.	10.190	05/26/16	4,211,000	3,200,360
American Airlines, Inc.	9.930	06/15/10	1,500,000	1,477,500
American Airlines, Inc.	8.080	09/11/11	591,436	575,172
GOL Finance (S)	8.750	04/29/49	14,970,000	12,724,500
KLM Royal Dutch Airlines NV (2.125% to 2-12-15, coupon
reset every 10 years by company) (CHF) (D)	2.125	12/29/49	1,680,000	595,839
Northwest Airlines, Inc. (I)	10.000	02/01/49	7,250,000	36,975
Northwest Airlines, Inc. (I)	9.875	03/15/37	43,785,000	223,304
Northwest Airlines, Inc. (I)	8.875	06/01/49	28,886,000	147,319
Northwest Airlines, Inc. (I)	8.700	03/15/49	15,806,000	80,611
Northwest Airlines, Inc. (I)	7.875	12/31/49	1,915,000	9,767
Northwest Airlines, Inc. (I)	7.625	11/15/23	45,535,000	273,210
Northwest Airlines, Inc. (I)	6.625	05/15/23	15,437,000	77,185
Northwest Airlines, Inc. (I)	1.000	01/16/17	15,890,000	0
US Airways, Inc.	6.820	01/30/14	7,296,879	2,280,275

Auto Components 1.74%
Travelport LLC	11.875	09/01/16	2,270,000	2,366,475
Travelport LLC	9.875	09/01/14	14,085,000	14,401,913

Building Products 0.03%
USG Corp. (S)	9.750	08/01/14	310,000	325,500

Commercial Services & Supplies 0.72%
MSX International, Inc. (S)	12.500	04/01/12	4,230,000	3,384,000
Muzak LLC/Muzak Finance Corp. (H)	9.875	03/15/10	7,346,000	2,283,871
Quebecor World, Inc.	9.750	01/15/49	10,410,000	572,550
Quebecor World, Inc.	6.500	08/01/49	1,850,000	101,750

3

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Industrials (continued)
Quebecor World, Inc.	6.125%	11/15/13	$9,970,000	$548,350
Quebecor World, Inc.	4.875	11/15/49	1,210,000	66,550

Information Technology 0.60%				5,731,412

Diversified Consumer Services 0.60%
FDR Management LLC	16.000	05/31/12	8,612,189	5,731,412

Materials 9.60%				92,380,379

Chemicals 2.68%
American Pacific Corp.	9.000	02/01/15	25,565,000	25,245,437
Applied Extrusion Technologies, Inc. (L)(S)	12.000	03/15/12	536,364	533,888

Containers & Packaging 1.06%
Jefferson Smurfit Corp. (H)	8.250	10/01/12	2,300,000	1,897,500
Smurfit-Stone Container Enterprises, Inc. (H)	8.000	03/15/17	8,090,000	6,654,025
U.S. Corrugated, Inc.	10.000	06/12/13	1,900,000	1,624,500

Metals & Mining 3.84%
CII Carbon LLC (S)	11.125	11/15/15	33,325,000	33,241,688
Katanga Mining, Ltd. (CAD) (D)	14.000	11/20/13	2,171,060	1,858,049
Katanga Mining, Ltd. (CAD) (D)	14.000	11/20/13	2,171,060	1,858,049

Paper & Forest Products 2.02%
Abitibi-Consolidated of Canada, Inc. (H)(S)	15.500	07/15/10	1,339,000	344,792
Abitibi-Consolidated of Canada, Inc. (H)	8.850	08/01/30	3,000,000	630,000
Abitibi-Consolidated of Canada, Inc. (H)	8.375	04/01/15	9,995,000	2,048,975
Abitibi-Consolidated of Canada, Inc. (H)	7.750	06/15/11	3,000,000	615,000
Abitibi-Consolidated of Canada, Inc. (H)	6.000	06/20/13	4,880,000	1,000,400
Abitibi-Consolidated, Inc. (H)	7.400	04/01/18	3,500,000	717,500
APP Finance II Mauritius, Ltd. (H)	12.000	12/29/49	7,500,000	750
NewPage Corp.	11.375	12/31/14	2,315,000	2,210,825
NewPage Corp.	10.000	05/01/12	8,155,000	4,689,125
PE Paper Escrow GmbH (S)	12.000	08/01/14	1,170,000	1,269,450
Pope & Talbot, Inc. (H)	8.375	06/01/13	1,561,000	156
Pope & Talbot, Inc. (H)	8.375	06/01/13	5,450,000	545
Sappi Papier Holding AG (S)	7.500	06/15/32	7,655,000	5,320,225
Verso Paper Holdings LLC (S)	11.500	07/01/14	590,000	619,500

Telecommunication Services 1.53%				14,681,080

Diversified Telecommunication Services 0.60%
Intelsat Bermuda, Ltd.	11.250	02/04/17	5,645,000	5,722,619

Wireless Telecommunication Services 0.93%
Digicel Group, Ltd. (S)	8.875	01/15/15	1,440,000	1,375,200
Digicel Group, Ltd. (S)	8.250	09/01/17	1,200,000	1,140,000
Grupo Iusacell SA de CV (S)	10.000	12/31/13	3,081,656	1,078,580
Terrestar Networks, Inc., PIK (S)	15.000	02/15/14	5,831,175	5,364,681

Utilities 0.84%				8,048,628

Electric Utilities 0.84%
Texas Competitive Electric Holdings Company LLC, PIK	10.500	11/01/16	1,115,664	792,121
Texas Competitive Electric Holdings Company LLC,
Series A	10.250	11/01/15	9,709,000	7,256,507

Independent Power Producers & Energy Traders 0.00%
Mirant Corp. (H)	7.625	05/01/16	10,500,000	0

4

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Defaulted bonds beyond maturity date 0.06%				$572,800
(Cost $25,204,998)

Consumer Staples 0.00%				0

Personal Products 0.00%
Global Health Sciences, Inc. (H)	11.000%	05/01/08	$3,175,000	0

Industrials 0.00%				300

Professional Services 0.00%
PCA LLC (H)	11.875	08/01/09	3,000,000	300

Metals & Mining 0.00%
LTV Corp. (H)	11.750	11/15/09	9,700,000	0

Materials 0.06%				572,500

Paper & Forest Products 0.06%
Indah Kiat Finance Mauritius, Ltd. (H)	10.000	07/01/07	6,000,000	120,000
Indah Kiat International Finance Company, Series C (H)	12.500	06/15/06	2,500,000	250,000
Tjiwi Kimia Finance Mauritius, Ltd. (H)	13.250	08/01/01	5,250,000	157,500
Tjiwi Kimia Finance Mauritius, Ltd. (H)	10.000	08/01/04	1,500,000	45,000

Convertible Bonds 9.72%				$93,541,443
(Cost $112,396,720)

Consumer Discretionary 1.58%				15,211,600

Automobiles 1.24%
Ford Motor Company	4.250	11/15/16	8,380,000	11,899,600

Media 0.34%
Mobile Satellite Ventures LP, Steps up to 14.00% on
04/1/2010 (S)	0.000	04/01/13	3,600,000	3,312,000

Financials 0.24%				2,305,000

Diversified Financial Services 0.24%
Janus Capital Group, Inc.	3.250	07/15/14	2,000,000	2,305,000

Industrials 7.85%				75,598,234

Airlines 7.85%
Continental Airlines, Inc.	5.000	06/15/23	10,265,000	11,650,775
UAL Corp.	4.500	06/30/21	48,693,000	45,284,490
US Airways Group, Inc.	7.000	09/30/20	19,265,000	18,662,969

Materials 0.05%				426,609

Paper & Forest Products 0.05%
Timberwest Forest Corp., PIK (CAD) (D)	9.000	02/11/14	300,796	426,609

Municipal Bonds 0.20%				$1,895,240
(Cost $2,000,000)

Texas 0.20%				1,895,240
Dallas-Fort Worth Texas International,
Airport Facility Improvement Corp.	9.125	05/01/29	2,000,000	1,895,240

5

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Term Loans (M) 7.91%				$76,182,318
(Cost $71,896,905)

Consumer Discretionary 5.65%				54,392,635

Commercial Services & Supplies 0.75%
Muzak LLC (T)	0.000%	02/01/14	$7,031,250	7,249,322

Hotels, Restaurants & Leisure 3.69%
East Valley Tourist Development Authority	12.000	08/06/12	2,971,114	2,376,891
Greektown Holdings LLC	6.750	12/02/10	7,444,707	7,928,613
Greektown Holdings LLC (T)	0.000	09/30/10	957,336	957,336
Greektown Holdings LLC	2.500	12/02/10	1,262,308	1,344,358
Greektown Holdings LLC	7.000	12/03/12	5,165,970	5,501,759
Greektown Holdings LLC	14.500	09/30/10	9,096,462	9,141,945
Greektown Holdings LLC	7.000	12/03/12	909,186	968,284
Harrah's Operating Company, Inc. (T)	0.000	01/28/15	3,310,000	2,671,905
Silver Slipper Casino (T)	0.000	11/30/10	4,785,823	4,637,939

Media 1.21%
Clear Channel Communications, Inc.	3.880	01/28/16	6,076,562	4,771,189
RH Donnelley, Inc.	9.250	10/24/14	3,356,098	3,288,976
SuperMedia, Inc.	11.000	12/31/15	1,177,863	1,072,960
The Star Tribune Company (T)	0.000	09/28/14	1,654,106	1,488,695
The Star Tribune Company (T)	0.000	09/28/14	1,102,737	992,463

Financials 0.13%				1,299,563

Real Estate Management & Development 0.13%
Realogy Corp.	13.500	10/15/17	1,195,000	1,299,563

Industrials 1.98%				19,038,103

Airlines 1.98%
Delta Airlines, Inc.,	3.500	04/30/14	2,753,788	2,336,589
US Airways Group, Inc.	2.730	03/24/14	22,121,211	16,701,514

Materials 0.15%				1,452,017

Paper & Forest Products 0.15%
AbitibiBowater, Inc.	11.000	03/30/10	1,040,696	1,009,475
Tembec, Inc.	7.230	02/28/12	617,500	442,542

Collateralized Mortgage Obligations 0.50%				$4,860,134
(Cost $11,973,722)

GS Mortgage Securities Corp., Net Interest Margin Notes,
Series 2006, Class OS (I)	0.000	10/26/37	12,000	1,200
Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.350	05/19/47	208,977,704	1,692,719
Harborview Mortgage Loan Trust
Series 2007-4, Class ES IO	0.350	07/19/47	224,971,081	1,822,266
Harborview Mortgage Loan Trust
Series 2007-6, Class ES IO (S)	0.342	08/19/37	165,919,611	1,343,949
Lehman XS, Net Interest Margin Notes,
Series 2007-GPM8, Class A3 (H)(S)	9.000	01/28/47	1,171,094	0

6

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations (continued)
Lehman XS Net Interest Margin Notes,
Series 2007-GPM8, Class A4 (H)(S)	9.000%	01/28/47	$1,730,000	0
Rali Asset Holdings Corp. Net Interest Margin Notes,
Series 2006, Class Q04 (I)	0.000	11/21/37	650	0

Asset Backed Securities 2.44%				$23,512,379
(Cost $29,007,857)

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06/20/31	12,865,000	11,076,379
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04/25/37	15,545,000	12,436,000
IndyMac Index Corp. Net Interest Margin Notes,
Series 2006-AR6-N3 (H)(S)	8.833	06/25/46	3,860,649	0

			Shares	Value

Common Stocks 18.63%				$179,349,572
(Cost $333,785,145)

Consumer Discretionary 7.43%				71,551,759

Auto Components 1.35%
Lear Corp. (I)			187,836	13,011,418

Hotels, Restaurants & Leisure 0.00%
Fontainebleau Resorts LLC, Class A (I)			249,211	0

Media 6.08%
Canadian Satellite Radio Holdings, Inc. (I)			1,189,323	1,525,932
Canadian Satellite Radio Holdings, Inc., Class A (I)			602,071	772,473
Charter Communications, Inc., Class A (I)			935,600	27,834,100
Comcast Corp ., Special Class A			261,272	4,047,103
Dex One Corp. (I)			61,621	1,836,307
Granite Broadcasting Corp. (I)			11,688	2
Sirius XM Radio, Inc. (I)			16,526,120	16,856,642
SuperMedia, Inc. (I)			59,234	2,487,816
The Star Tribune Company			43,011	860,220
Time Warner Cable, Inc.			49,684	2,319,746
Vertis Holdings, Inc. (I)			150,235	0

Energy 0.91%				8,798,177

Oil, Gas & Consumable Fuels 0.91%
Dominion Petroleum, Ltd., GDR (I)			56,630,246	4,749,237
Po Valley Energy, Ltd. (I)			3,100,000	4,048,940

Financials 0.00%				297

Capital Markets 0.00%
Affiliated Managers Group, Inc.			29,750	297

Industrials 10.00%				96,206,341

Airlines 9.56%
Air France-KLM, ADR			174,118	2,314,028
Delta Air Lines, Inc. (I)			6,073,240	78,466,261
Global Aviation Holdings, Inc.			870	1,296,300
Pinnacle Airlines Corp. (I)			439,100	3,569,883

7

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

UAL Corp. (I)	150,000	2,572,500
US Airways Group, Inc. (I)	517,752	3,795,122
	Shares	Value

Industrials (continued)

Commercial Services & Supplies 0.44%
FDR Management, LLC, Class A (I)	9,827	0
FDR Management, LLC, Class B (I)	213	0
Kaiser Group Holdings, Inc. (I)	81,949	2,376,521
World Color Press, Inc. (I)	165,066	1,815,726

Machinery 0.00%
Glasstech, Inc., Class B (I)	4,430	0
Glasstech, Inc., Class C (I)	10	0

Materials 0.29%		2,792,998

Chemicals 0.22%
American Pacific Corp. (I)	200,500	1,297,235
Applied Extrusion Technologies, Inc., Class A (L)(I)	51,082	838,320

Paper & Forest Products 0.07%
APP China Group, Ltd. (I)	37,717	565,755
Tembec, Inc. (I)	88,508	91,688

Preferred Stocks 7.13%		$68,618,223
(Cost $71,008,083)

Consumer Discretionary 1.82%		17,500,796

Auto Components 0.64%
Lear Corp., Series A , 0.000%	92,489	6,104,246

Media 1.18%
Xanadoo, Series C, 6.500%	345,350	11,396,550

Financials 2.05%		19,706,187

Commercial Banks 0.61%
Wells Fargo & Company, Series L, 7.500%	6,208	5,916,224

Diversified Financial Services 0.68%
Bank of America Corp., Series L, 7.250%	7,171	6,507,682

Insurance 0.00%
SIG Capital Trust I, 9.500% (I)	5,000,000	5

Real Estate Investment Trusts 0.76%
iStar Financial, Inc., Series E, 7.875%	100,000	1,390,000
iStar Financial, Inc., Series F, 7.800%	229,165	3,185,393
iStar Financial, Inc., Series G, 7.650%	199,182	2,706,883

Industrials 3.26%		31,411,240

Airlines 3.16%
Continental Airlines Finance Trust II, 6.000%	1,123,404	30,402,121
Northwest Airlines, Inc. (I)	143,381	14,571

Machinery 0.10%
Glasstech, Inc., Series A	143	143,000
Glasstech, Inc., Series B	4,475	851,548
Glasstech, Inc., Series C (I)	11	0

8

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

	Shares	Value

Stapled Units 0.24%		$2,290,827
(Cost $2,924,176)

Materials 0.24%		2,290,827

Paper & Forest Products 0.24%
Timberwest Forest Corp. ∆	447,200	2,290,827

Warrants 0.14%		$1,370,091
(Cost $6,243,780)

Consumer Discretionary 0.04%		384,205

Media 0.04%
Charter Communications, Inc., Class A, (Expiration Date: 11/30/2014, Strike Price:
$46.86) (I)	76,057	361,271
Charter Communications, Inc., Class A, (Expiration Date: 11/30/2014, Strike Price:
$51.28) (I)	5,586	22,344
Granite Broadcasting Corp., Class A, (Expiration Date: 06/04/2012, Strike Price:
$32.37) (I)	29,220	29
Sirius XM Radio, Inc., (Expiration Date: 03/15/2010, Strike Price: $9.83) (I)	9,350	561
Star Tribune Company (Expiration Date: 09/28/2013, Strike Price: $151.23) (I)	15,943	0

Consumer Staples 0.00%		608

Food & Staples Retailing 0.00%
Pathmark Stores, Inc., (Expiration Date: 09/19/2010, Strike Price: $22.31) (I)	62,796	608

Industrials 0.09%		847,582

Airlines 0.00%
ATA Holdings Corp. (Expiration Date: 02/28/2011, Strike Price: $10.00) (I)	11,942	0

Commercial Services & Supplies 0.09%
World Color Press, Inc., (Expiration Date: 07/20/2014, Strike Price: $13.00) (I)	93,552	492,084
World Color Press, Inc., (Expiration Date: 07/20/2014, Strike Price: $16.30) (I)	93,552	355,498

Materials 0.01%		137,696

Metals & Mining 0.01%
Katanga Mining Ltd., (Expiration Date: 11/20/2011, Strike Price: CAD 8.50) (I)	80,000	6,082
New Gold, Inc., (Expiration Date: 06/28/2017, Strike Price: CAD 15.00) (I)	168,883	131,614

Other Investments 0.00%		$0
(Cost $215,000)

Casinos & Gaming 0.00%		0
Gabrielino-Tongva Execution Investment (I)	125,000	0
Gabrielino-Tongva Gaming Machine Revenue (I)	90,000	0

9

John Hancock High Yield Fund
Securities owned by the Fund on
February 28, 2010 (Unaudited)

	Yield*	Shares	Value
Short-Term Investments 3.04%			$29,226,603
(Cost $29,226,475)

Securities Lending Collateral 0.01%			126,603
John Hancock Collateral Investment Trust (W)	0.1869(Y)	12,648	126,603

Short-Term Securities 3.03%			29,100,000
Federal Home Loan Bank Discount Notes	0.060%	29,100,000	29,100,000

Total investments (Cost $1,354,504,668)† 99.84%			$961,011,548

Other assets and liabilities, net 0.16%			$1,524,076

Total net assets 100.00%			$962,535,624

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

Currency abbreviations

CAD – Canadian Dollar

CHF – Swiss Franc

ADR American Depositary Receipts

GDR Global Depositary Receipt

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

PIK Paid In Kind

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(H) Defaulted Security. Currently, the issuer is in default with respect to interest payments.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of February 28, 2010.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $271,274,983 or 28.18% of the Fund's net assets as of February 28, 2010.

(T) All or a portion of this security represents an unsettled term loan commitment. Rate will be determined at time of settlement.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of February 28, 2010.

∆ A Stapled Unit is a security that combines the common shares and a fixed income component in a single security.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At February 28, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,356,546,573. Net unrealized depreciation aggregated $395,535,025, of which $56,856,249 related to appreciated investment securities and $452,391,274 related to depreciated investment securities.

10

Notes to the Schedule of Investments (Unaudited)

Security Valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2010, by major security category or type.

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
Investments in Securities	02/28/10	Price	Inputs	Inputs
Corporate Bonds	$479,591,918	—	$426,225,813	$53,366,105
Defaulted bonds beyond maturity date	572,800	—	300	572,500
Convertible Bonds	93,541,443	—	93,541,443	—
Municipal Bonds	1,895,240	—	1,895,240	—
Term Loans	76,182,318	—	61,813,899	14,368,419
Collateralized Mortgage Obligations	4,860,134	—	—	4,860,134
Asset Backed Securities	23,512,379	—	11,076,379	12,436,000
Common Stocks	179,349,572	166,990,503	8,798,177	3,560,892
Preferred Stocks	68,618,223	19,706,182	36,506,367	12,405,674
Stapled Units	2,290,827	2,290,827	—	—
Warrants	1,370,091	985,868	384,223	—
Short-Term Investments	29,226,603	126,603	29,100,000	—
Total investments in securities	$961,011,548	$190,099,983	$669,341,841	$101,569,724
Other Financial Instruments	(5,352,423)	—	(5,352,423)	—
Total investments in securities	$955,659,125	$190,099,983	$663,989,418	$101,569,724

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

		DEFAULTED
		BONDS			COLLATERA-
		BEYOND	CONVERT-		LIZED	ASSET
	CORPORATE	MATURITY	IBLE	TERM	MORTGAGE	BACKED	COMMON	PREFERRED
	BONDS	DATE	BONDS	LOANS	OBLIGATIONS	SECURITIES	STOCKS	STOCKS	TOTALS
Balance as of
5/31/09	$33,531,663	$350,412	$280,741	$9,744,113	$3,402,271	$5,602,411	$1,575,774	$13,002,831	$67,490,216
Accrued discount/
premiums	795,554	14	-	655,744	4,015	4,569	-	-	1,459,896
Realized gain (loss)	582,167	-	-	(1,629,245)	-	-	(144,014)	-	(1,191,092)
Change in unrealized
appreciation
(depreciation)	12,475,494	(227,926)	-	15,681,312	2,283,191	4,610,633	1,484,808	(597,157)	35,710,355
Net Purchases
(sales)	8,193,307	-		(10,083,505)	(829,343)	2,218,387	644,324	-	143,170
Net transfers in
and/out of Level 3	(2,212,080)	450,000	(280,741)	-	-	-	-	-	(2,042,821)
Balance as of
2/28/10	$53,366,105	$572,500	$ -	$14,368,419	$4,860,134	$12,436,000	$3,560,892	$12,405,674	$101,569,724

11

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT is a non stable value fund investing in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (NYSE). The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Securities Lending. A Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, which is not a stable value fund. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral.

Term Loans. Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. Fees associated with loan amendments are accrued daily. At February 28, 2010, the Fund had no unfunded loan commitments outstanding.

Credit Default Swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agrees to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

During the period ended February 28, 2010, the Fund used CDS as a Seller of protection to take a long position in the exposure to the reference credit and enhance potential gain. During the period ended February 28, 2010, the Fund held credit default swaps with total USD notional amount as represented below.

12

							UNAMORTIZED
		IMPLIED	NOTIONAL		(PAY) /		UPFRONT	UNREALIZED
		CREDIT	AMOUNT/		RECEIVE		PAYMENT	APPRECIATION
COUNTER-	REFERENCE	SPREAD AT	EXPOSURE		FIXED	MATURITY	PAID	(DEPRECI-	MARKET
PARTY	OBLIGATION	2-28-10	PURCHASED	CURRENCY	RATE	DATE	(RECEIVED)	ATION)	VALUE

Lehman
Brothers
Special
Financing	AMR Corp.	16.77%	2,000,000	USD	5.000%	Mar 2013	($212,255)	($329,738)	($541,993)
Morgan
Stanley
Capital
Services, Inc.	AMR Corp.	12.61%	3,000,000	USD	5.000%	Sep 2010	(256,783)	131,371	(125,412)
Morgan
Stanley
Capital
Services, Inc.	AMR Corp.	12.61%	3,000,000	USD	5.000%	Sep 2010	(264,107)	138,696	(125,411)
Morgan
Stanley
Capital
Services, Inc.	AMR Corp.	12.61%	5,000,000	USD	5.000%	Sep 2010	(391,156)	182,137	(209,019)
Morgan
Stanley
Capital
Services, Inc.	AMR Corp.	16.24%	3,000,000	USD	6.600%	Sep 2012	-	(590,858)	(590,858)
	Texas
Morgan	Competitive
Stanley	Electric
Capital	Holdings
Services, Inc.	Company	11.79%	10,000,000	USD	4.600%	Jun 2013	-	(1,819,827)	(1,819,827)
	Texas
Morgan	Competitive
Stanley	Electric
Capital	Holdings
Services, Inc.	Company	11.79%	5,000,000	USD	5.850%	Jun 2013	-	(751,726)	(751,726)
Morgan
Stanley
Capital	Delta
Services, Inc.	Airlines, Inc.	9.63%	5,000,000	USD	5.000%	Sep 2013	(948,049)	281,933	(666,116)
Morgan
Stanley
Capital	Delta
Services, Inc.	Airlines, Inc.	9.63%	5,000,000	USD	5.000%	Sep 2013	(845,075)	178,959	(666,116)
			41,000,000	USD			($2,917,425)	($2,579,053)	($5,496,478)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

During the period ended February 28, 2010, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The range of forward foreign currency contracts notional amounts held by the Fund during the period ended February 28, 2010, was $14.3 million to $49.2 million. The following table summarizes the contracts held at February 28, 2010.

13

		Principal Amount		Unrealized
	Principal Amount	Covered by Contract		Appreciation
Currency	Covered by Contract	(USD)	Settlement Date	(Depreciation)
Sells
Australian Dollar	4,417,000	$3,964,478	Mar 2010	$17,863
Canadian Dollar	7,100,000	6,710,331	Mar 2010	(37,373)
Euro	1,630,000	2,304,429	Mar 2010	85,033
Pound Sterling	900,000	1,450,575	Mar 2010	78,532
		$14,429,813		$144,055

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2010, by risk category:

			Liability
		Asset Derivatives	Derivatives Fair
	Financial Instruments Location	Fair Value	Value
Credit contracts	Swap contracts, at value	-	($5,496,478)
Foreign exchange	Receivable/Payable for foreign forward currency
contracts	exchange contracts	$181,428	(37,373)
		$181,428	($5,533,851)

For more information on regarding the Fund’s use of derivatives, please refer to the Fund’s prospectus, semi-annual and annual reports.

14

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

15

570Q3 2/10
4/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	April 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	April 19, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 19, 2010